Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Loans (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Balance	$ 7,801,600	$ 8,740,325
Provision charged to expense	1,550,000	5,950,000	3,350,000
Ending balance: individually evaluated for impairment	1,601,000	1,367,000	2,612,000
Ending balance: collectively evaluated for impairment	6,201,000	7,373,000	8,001,000
Loans:
Loans Ending balance: individually evaluated for impairment	16,171,000	17,277,000	19,054,000
Loans Ending balance: collectively evaluated for impairment	456,186,000	457,132,000	470,757,000
Construction [Member]
Allowance for loan losses:
Ending balance: individually evaluated for impairment	890,000	438,000	1,355,000
Ending balance: collectively evaluated for impairment	1,497,000	2,087,000	1,153,000
Loans:
Loans Ending balance: individually evaluated for impairment	4,530,000	6,275,000	8,515,000
Loans Ending balance: collectively evaluated for impairment	38,736,000	42,642,000	36,397,000
Construction [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		2,525,000	2,508,000	4,547,000
Provision charged to expense	691,000	1,324,000	265,000
Losses charged off	(879,000)	(1,335,000)	(2,381,000)
Recoveries	50,000	28,000	77,000
Construction [Member] | End of Period [Member]
Allowance for loan losses:
Balance	2,387,000	2,525,000	2,508,000
Real Estate Commercial [Member]
Allowance for loan losses:
Ending balance: individually evaluated for impairment		350,000	659,000
Ending balance: collectively evaluated for impairment	2,059,000	2,167,000	2,066,000
Loans:
Loans Ending balance: individually evaluated for impairment	3,663,000	5,673,000	5,019,000
Loans Ending balance: collectively evaluated for impairment	175,417,000	162,088,000	189,837,000
Real Estate Commercial [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		2,517,000	2,725,000	3,125,000
Provision charged to expense	(181,000)	683,000	2,123,000
Losses charged off	(277,000)	(985,000)	(2,744,000)
Recoveries		94,000	221,000
Real Estate Commercial [Member] | End of Period [Member]
Allowance for loan losses:
Balance	2,059,000	2,517,000	2,725,000
One to Four Family Units [Member]
Allowance for loan losses:
Ending balance: individually evaluated for impairment	8,000	90,000	127,000
Ending balance: collectively evaluated for impairment	989,000	1,226,000	1,608,000
Loans:
Loans Ending balance: individually evaluated for impairment	886,000	2,360,000	1,819,000
Loans Ending balance: collectively evaluated for impairment	92,912,000	97,022,000	96,212,000
One to Four Family Units [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		1,316,000	1,735,000	1,713,000
Provision charged to expense	(203,000)	(179,000)	943,000
Losses charged off	(139,000)	(265,000)	(966,000)
Recoveries	23,000	25,000	45,000
One to Four Family Units [Member] | End of Period [Member]
Allowance for loan losses:
Balance	997,000	1,316,000	1,735,000
Multi-Family Units [Member]
Allowance for loan losses:
Ending balance: collectively evaluated for impairment	209,000	284,000	390,000
Loans:
Loans Ending balance: collectively evaluated for impairment	46,188,000	46,405,000	43,166,000
Multi-Family Units [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		284,000	390,000	528,000
Provision charged to expense	(75,000)	(106,000)	(138,000)
Multi-Family Units [Member] | End of Period [Member]
Allowance for loan losses:
Balance	209,000	284,000	390,000
Commercial Loans [Member]
Allowance for loan losses:
Ending balance: individually evaluated for impairment	601,000	441,000	399,000
Ending balance: collectively evaluated for impairment	918,000	1,248,000	1,549,000
Loans:
Loans Ending balance: individually evaluated for impairment	6,776,000	2,555,000	3,048,000
Loans Ending balance: collectively evaluated for impairment	85,946,000	92,672,000	85,040,000
Commercial Loans [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		1,689,000	1,948,000	2,483,000
Provision charged to expense	988,000	5,090,000	505,000
Losses charged off	(1,268,000)	(5,547,000)	(1,362,000)
Recoveries	110,000	198,000	322,000
Commercial Loans [Member] | End of Period [Member]
Allowance for loan losses:
Balance	1,519,000	1,689,000	1,948,000
Consumer and Other Loans [Member]
Allowance for loan losses:
Ending balance: individually evaluated for impairment	102,000	48,000	72,000
Ending balance: collectively evaluated for impairment	170,000	207,000	300,000
Loans:
Loans Ending balance: individually evaluated for impairment	316,000	414,000	653,000
Loans Ending balance: collectively evaluated for impairment	16,987,000	16,303,000	20,105,000
Consumer and Other Loans [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		255,000	372,000	687,000
Provision charged to expense	125,000	(81,000)	(1,283,000)
Losses charged off	(164,000)	(73,000)	(322,000)
Recoveries	56,000	37,000	1,290,000
Consumer and Other Loans [Member] | End of Period [Member]
Allowance for loan losses:
Balance	272,000	255,000	372,000
Unallocated [Member]
Allowance for loan losses:
Ending balance: collectively evaluated for impairment	359,000	154,000	935,000
Unallocated [Member] | Beginning of Period [Member]
Allowance for loan losses:
Balance		154,000	935,000
Provision charged to expense	205,000	(781,000)	935,000
Unallocated [Member] | End of Period [Member]
Allowance for loan losses:
Balance	359,000	154,000	935,000
Beginning of Period [Member]
Allowance for loan losses:
Balance		8,740,000	10,613,000	13,083,000
Provision charged to expense	1,550,000	5,950,000	3,350,000
Losses charged off	(2,727,000)	(8,205,000)	(7,775,000)
Recoveries	239,000	382,000	1,955,000
End of Period [Member]
Allowance for loan losses:
Balance	$ 7,802,000	$ 8,740,000	$ 10,613,000